T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 112.3%
ALABAMA 5.0%
Black Belt Energy Gas District, Series C-1, 5.25%, 2/1/53 (Tender 6/1/29)	250	264
Columbia Industrial Development Board, Series A, VRDN, 2.90%, 12/1/37	500	500
Southeast Alabama Gas Supply District, Series A, 5.00%, 8/1/54 (Tender 4/1/32)	265	287
Southeast Energy Auth. A Cooperative District, Series B, 5.00%, 1/1/54 (Tender 6/1/30)	75	80
		1,131
ARIZONA 4.8%
Arizona Health Facilities Auth., Series C, VRDN, 2.85%, 1/1/46	500	500
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	100	100
Arizona IDA, Series A, 5.00%, 11/1/29	125	132
Arizona IDA, Series A, 5.00%, 11/1/28	315	329
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (2)	20	20
		1,081
CALIFORNIA 3.3%
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	250	274
California Statewide CDA, Series C-1, 5.00%, 9/2/31 (3)	300	322
Los Angeles Department of Airports, Series C, 5.00%, 5/15/34 (2)	135	140
		736
COLORADO 3.5%
Colorado HFA, Series A-1, 5.00%, 8/1/27	50	51
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	35	35
Denver City & County School District No. 1, Series A, GO, 5.50%, 12/1/27	65	69
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	70	71
State of Colorado, Series K, GO, 5.00%, 3/15/28	60	62
University of Colorado Hospital Auth., Series B, VRDN, 2.85%, 11/15/35	500	500
		788
CONNECTICUT 0.2%
Connecticut State HEFA, Series A, 2.80%, 7/1/48 (Tender 2/10/26)	45	45
		45
DISTRICT OF COLUMBIA 1.0%
District of Columbia, 5.00%, 4/1/31	65	67
District of Columbia, 5.00%, 4/1/33	110	112
Metropolitan Washington Airports Auth. Aviation Revenue, Series B, 5.00%, 10/1/27	45	46
		225
FLORIDA 4.1%
Alachua County HFA, Series B-1, 5.00%, 12/1/28	200	211
Alachua County HFA, Series B-2, 5.00%, 12/1/37 (Tender 12/1/26)	85	86
Hillsborough County IDA, Series D, VRDN, 3.00%, 11/15/42	500	500
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	35	35
New Port Corners Community Dev. District, 4.00%, 6/15/30 (1)	100	100
		932

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
GEORGIA 4.3%
Atlanta Urban Residential Fin. Auth., 2.90%, 9/1/28 (Tender 3/1/28)	55	55
Atlanta Urban Residential Fin. Auth., Series B, 2.75%, 5/1/29 (Tender 5/1/28)	180	178
Burke County Dev. Auth., 3.875%, 10/1/32 (Tender 3/6/26)	60	60
Burke County Dev. Auth., Series 4TH, 3.80%, 10/1/32 (Tender 5/21/26)	105	105
Fulton County Dev. Auth., Series A, 5.00%, 4/1/32	95	97
Main Street Natural Gas Inc, Series A, 5.00%, 6/1/53 (Tender 6/1/30)	200	212
Main Street Natural Gas Inc, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	269
		976
ILLINOIS 4.8%
Chicago O'Hare International Airport, Series C, 5.00%, 1/1/30	45	46
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/28 (2)	200	204
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/29 (2)	75	76
Illinois, Series A, GO, 5.00%, 5/1/29	300	314
Illinois Fin. Auth., Series B2, 5.00%, 8/15/52 (Tender 8/15/27)	160	165
Illinois Fin. Auth., Series C, 5.00%, 2/15/33	50	51
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/31	210	224
		1,080
INDIANA 2.2%
Indiana Fin. Auth., VRDN, 2.75%, 10/1/40	500	500
		500
IOWA 2.2%
Iowa Fin. Auth., Series B-1, VRDN, 2.85%, 2/15/39	500	500
		500
KANSAS 0.2%
Kansas DFA, Series B, 5.00%, 11/15/54 (Tender 11/15/31)	35	39
		39
KENTUCKY 0.6%
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	100	106
Kentucky Public Energy Auth., Series C, 4.00%, 2/1/50 (Tender 2/1/28)	25	26
		132
LOUISIANA 0.8%
Parish of St. John the Baptist, Series 2017B-2, 2.375%, 6/1/37 (Tender 7/1/26)	65	65
Parish of St. John the Baptist, Series A-3, 2.20%, 6/1/37 (Tender 7/1/26)	125	124
		189
MARYLAND 4.4%
Maryland HHEFA, Series B, VRDN, 2.80%, 6/1/46	500	500
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37	500	500
		1,000
MICHIGAN 3.6%
Grand Traverse County Hospital Fin. Auth., Series C, VRDN, 2.80%, 7/1/41	500	500

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Great Lakes Water Auth. Sewage Disposal System Revenue, Series C, 5.00%, 7/1/30	55	56
Michigan Fin. Auth., 5.00%, 11/15/29	105	107
Michigan Fin. Auth., 5.00%, 11/15/31	150	153
		816
MINNESOTA 3.2%
Hennepin County, Series A, GO, 5.00%, 12/1/28	680	713
		713
MISSOURI 6.8%
HEFA of Missouri, Series B, VRDN, 2.70%, 3/1/40	500	500
HEFA of Missouri, Series B, 4.00%, 5/1/51 (Tender 5/1/26)	70	70
HEFA of Missouri, Series B-2, VRDN, 2.80%, 10/1/35	500	500
HEFA of Missouri, Series F, VRDN, 2.90%, 6/1/44	450	450
		1,520
NEW YORK 6.2%
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	200	201
New York Transportation Dev., Series A, 5.00%, 12/1/29 (2)	400	425
Port Auth. of New York & New Jersey, 5.00%, 9/1/33 (2)	265	281
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/31 (2)	150	156
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 273, 3.25%, 4/1/32 (3)	340	340
		1,403
NORTH CAROLINA 3.7%
Charlotte-Mecklenburg Hospital Auth., Series C, 5.00%, 1/15/50 (Tender 12/1/28)	45	48
North Carolina Medical Care Commission, Series B, 5.00%, 2/1/51 (Tender 2/1/26)	25	25
North Carolina Turnpike Auth., 5.00%, 1/1/27	100	102
Raleigh NC Combined Enterprise System Revenue, 5.00%, 9/1/26	120	122
University of North Carolina at Chapel Hill, Series A, 5.00%, 12/1/27 (3)	500	524
		821
OHIO 4.9%
Ohio, Series A, VRDN, 2.85%, 1/15/46	500	500
Ohio Higher Educational Facility Commission, VRDN, 2.85%, 1/1/43	500	500
Ohio Housing Fin. Agency, Series C, 5.00%, 3/1/26	100	101
		1,101
OREGON 2.3%
Port of Portland Airport Revenue, Series 24B, 5.00%, 7/1/30 (2)	500	509
		509
PENNSYLVANIA 4.1%
Pennsylvania Commonwealth, Series 1, GO, 5.00%, 1/1/28	270	277
Pennsylvania Economic Dev. Fin. Auth., Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (2)	150	151
Pennsylvania Higher Educational Facilities Auth., Series D-2, VRDN, 2.85%, 11/1/61	500	500
		928

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
PUERTO RICO 1.4%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	192	138
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	79	79
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	32	34
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	56	62
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	12	10
		323
SOUTH CAROLINA 2.7%
South Carolina Jobs-Economic Dev. Auth., Series B, VRDN, 2.85%, 5/1/48	500	500
South Carolina Public Service Auth., Series A, 5.00%, 12/1/26	50	51
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33	55	55
		606
TENNESSEE 1.7%
Chattanooga Health Educational & Housing Facility Board, Series A-1, 5.00%, 8/1/27	50	52
Greeneville Health & Educational Facilities Board, Series A, 5.00%, 7/1/27	65	67
Tennessee Energy Acquisition, Series A, 5.00%, 5/1/52 (Tender 11/1/32)	250	269
		388
TEXAS 9.6%
Central Texas Regional Mobility Auth., Series G, 5.00%, 1/1/32	50	54
Clifton Higher Education Fin., 5.00%, 8/15/36	150	163
Clifton Higher Education Fin., 5.00%, 4/1/27	315	325
Georgetown Independent School District, Series A, 5.00%, 8/15/28	75	78
Gulf Coast IDA, VRDN, 2.85%, 11/1/41	500	500
Harris County Cultural Education Facilities Fin., Series A, 4.00%, 7/1/26	150	151
Houston Airport System Revenue, Series B, 5.25%, 7/15/29 (2)(3)	125	131
Houston Airport System Revenue, Series C, 5.00%, 7/1/29 (2)	165	173
Houston Independent School District, Series A, GO, 5.00%, 2/15/30	250	251
Tarrant County Cultural Education Facilities Fin., Series C-1, 5.00%, 11/15/51 (Tender 11/15/32) (3)	250	279
Texas Private Activity Bond Surface Transportation, Series A, 4.00%, 12/31/31	65	67
		2,172
UTAH 5.3%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/31 (2)	140	146
Utah, Series B, GO, 5.00%, 7/1/27	1,000	1,039
		1,185
VIRGINIA 5.5%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	200	200
Arlington County, GO, 5.00%, 6/15/26	395	400
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	250	250
Louisa IDA, Series B, 3.125%, 11/1/35 (Tender 10/1/30)	200	201
Newport News Economic Dev. Auth., 3.125%, 12/1/26	40	40
Virginia Small Business Fin. Auth., 5.00%, 7/1/32 (2)	50	54
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	75	76

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	25	25
		1,246
WASHINGTON 3.6%
Energy Northwest, Series C, 5.00%, 7/1/28	200	212
Port of Seattle, Series A, 5.00%, 5/1/35 (2)	375	383
Washington, Series R-2024C, GO, 5.00%, 8/1/30	200	222
		817
WEST VIRGINIA 0.8%
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/28	30	30
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	135	148
		178
WISCONSIN 5.5%
PFA, Series B, VRDN, 2.75%, 10/1/55	500	500
University of Wisconsin Hospitals & Clinics, Series B, VRDN, 2.85%, 4/1/48	500	500
Washington, Series 2, GO, 5.00%, 11/1/27	145	150
Wisconsin Health & Educational Facilities Auth., Series A, 5.00%, 11/15/28	90	91
		1,241
Total Municipal Securities (Cost $25,299)		25,321
Total Investments 112.3% of Net Assets (Cost $25,299)		$25,321
Other Assets Less Liabilities (12.3%)		(2,776)
Net Assets 100.0%		$22,545

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $200 and represents 0.9% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Municipal Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On November 30, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1256-054Q3
11/25